CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,671,933)	$ (8,162,186)	$ (72,795,119)	$ (54,373,332)	$ (36,758,208)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	25,440	38,394	67,161	138,050	291,472
Amortization of deferred charges	31,218	45,800	960,224	91,600	363,399
Amortization of deferred revenue	(273,869)	(307,376)	0	(725,044)	(1,415,979)
Redeemable preferred stock dividend accrual	65,583	59,301	122,605	95,883	123,609
Stock based compensation	2,093,657	741,946	3,856,501	967,721	817,444
Amortization of deferred issuance costs	401,786	795,540	0	617,568	3,535,245
Amortization of discounts	80,247	94,022	0	12,443,112	4,134,693
Adjustments to fair value of derivatives	(592,481)	(4,088,221)	(11,444,988)	6,209,898	(23,103,668)
Shares of common stock issued for services		475,900	475,900	11,194,866	38,250
Shares of common stock issued for compensation	840,032	423,138	2,673,960	55,168	0
Non-cash financing costs	(3,671,081)	2,871,609	60,834,170	3,375,745	1,704,535
Loss on settlement of litigation	0	294,144	294,144	11,132,467	4,903,949
Gain on forgiveness of debt	0	0	0	(197,370)	(598,425)
(Gain) Loss on disposal of fixed assets	0	0	0	(9,500)	0
Amortization of deferred joint venture obligations	0	0	0	(56,602)	(86,574)
Loss on extinguishment of convertible debentures and note	0	0	0	0	8,200,984
Charges related to repricing derivative liabilities	0	0	0	0	30,316,708
Loss attributable to investment in joint venture	0	0	0	0	144,438
Repricing of 2006 and 2007 convertible debentures and warrants	0	0	0	0	83,680
Warrant and options issued for consulting services	38,571	769,347	834,443	0	130,663
Changes in operating assets and liabilities
Accounts receivable	0	0	0	0	261,504
Prepaid expenses	118,536	(344,497)	(241,248)	9,054	23,422
Accounts payable and other current liabilities	2,798,092	(396,056)	734,960	97,784	(2,915,249)
Accrued interest	0	0	0	0	1,311,330
Deferred revenue	0	0	0	150,000	3,350,000
Net cash used in operating activities	(7,716,202)	(6,689,195)	(13,627,287)	(8,782,932)	(5,142,778)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(24,269)	(36,830)	(36,830)	(207,402)	(5,368)
Payment of lease deposits	0	0	0	(12,596)	(2,170)
Net cash used in investing activities	(24,269)	(36,830)	(36,830)	(219,998)	(7,538)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of warrants and options	0	2,950,940	3,377,715	719,636	0
Proceeds from issuance of convertible debentures	0	0	0	1,685,000	0
Proceeds from convertible promissory notes	0	0	0	5,880,000	4,284,250
Proceeds from issuance of Series B preferred stock, net	4,500,000	4,000,000	7,500,000	14,068,865	2,588,000
Net cash provided by financing activities	4,500,000	6,950,940	10,877,715	22,353,501	6,872,250
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,240,471)	224,915	(2,786,402)	13,350,571	1,721,934
CASH AND CASH EQUIVALENTS, BEGINNING BALANCE	13,103,007	15,889,409	15,889,409	2,538,838	816,904
CASH AND CASH EQUIVALENTS, ENDING BALANCE	9,862,536	16,114,324	13,103,007	15,889,409	2,538,838
CASH PAID FOR: Interest	0	0	0	0	0
CASH PAID FOR: Income taxes	0	0	0	5,353	970
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of 0, 1,519,077, 144,311,100 and 63,009,884 shares of common stock in redemption of debt	0	151,909	151,909	9,727,053	6,028,253
Issuance of 0 , 246,738,321 and 87,739,641 shares of common stock in conversion of debt	2,500,000	500,000	0	13,171,297	7,736,256
Issuance of 0, 6,206,961 and 16,673,046 shares of common stock in conversion of preferred stock	0	0	0	620,696	1,667,304
Issuance of note receivable on issuance of shares and exercise of warrants for 65,766,981, 52,335,115 88,555,916, 95,870,362, and 0 shares of common stock	5,400,000	9,600,000	13,800,000	13,500,000	0
Record note receivable discount related to Series B and C preferred stock	(770,107)	(1,369,078)	1,968,050	3,519,238	0
Issuance of 0 , 120,875,143 and 39,380,847 shares of common stock in settlement of litigation	0	0	0	13,881,158	5,299,148
Issuance of 2,381,406, 0 and 375,000 shares of common stock for services	0	0	475,900	0	38,250
Issuance of 2,571,152, 16,773,597, and 0 shares of common stock in payment of board fees	0	0	389,454	1,560,213	0
Issuance of 13,000,000, 107,051,697, and 0 shares of common stock in payment of executive compensation	0	0	2,284,505	9,634,653	0
Issuance of 0,1,959,142 and 0 shares of common stock in payment of financing costs	0	0	0	398,511	0
Accrued dividends on Series B and C Preferred Stock	0	638,202	1,432,661	196,986	0
Accretion of note receivable discount on Series B and C Preferred Stock	954,927	570,565	1,371,865	196,607	0
Issuance of 0, 5,239,895, 3,252,066, 32,589,112 and 2,122,495 shares of common stock for cashless exercise of warrants	0	1,268,936	1,156,861	12,188,685	286,454
Issuance of 0, 0 and 24,900,000 shares of common stock for convertible preferred stock issuance costs	0	0	0	0	4,731,000
Issuance of 0,1,386,126, 636,126, 0 and 0 shares of common stock for exercise of options	0	197,663	160,162	0	0
Issuance of 126,232,953, 0, and 0 shares of common stock for debenture settlement	0	0	18,662,916	0	0
Issuance of 0 and 30,618,895 shares of common stock for accrued liabilities	0	6,227,755	6,521,899	0	0
Issuance of 296,405,268 and 7,413,000 shares of common stock for accrued settlement	$ 35,341,298	$ 3,500,000	$ 0	$ 0	$ 0